Condensed Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Ordinary Shares	Additional Paid- in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance, beginning of period (in shares) at Mar. 31, 2024		1,040
Balance, beginning of period at Mar. 31, 2024	$ 5,295	$ 2	$ 2,171	$ 371	$ 2,751
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	223				223
Share-based compensation cost	182		182
Issuance of vested shares from share-based payment arrangements (in shares)		8
Tax withholding on vested shares from share-based payment arrangements	(37)		(37)
Balance, ending of period (in shares) at Jun. 30, 2024		1,048
Balance, ending of period at Jun. 30, 2024	$ 5,663	$ 2	2,316	371	2,974
Balance, beginning of period (in shares) at Mar. 31, 2025	1,057	1,057
Balance, beginning of period at Mar. 31, 2025	$ 6,839	$ 2	2,922	372	3,543
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	130				130
Other comprehensive income (loss), net of tax	39			39
Share-based compensation cost	241		$ 241
Issuance of vested shares from share-based payment arrangements (in shares)		5
Tax withholding on vested shares from share-based payment arrangements (in shares)			3
Tax withholding on vested shares from share-based payment arrangements	$ (242)		$ (242)
Balance, ending of period (in shares) at Jun. 30, 2025	1,059	1,059
Balance, ending of period at Jun. 30, 2025	$ 7,007	$ 2	$ 2,921	$ 411	$ 3,673